INTANGIBLE ASSETS, NET (Schedule of Net Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 15,365	$ 15,365
Impairment	4,122	4,122
Accumulated amortization and impairment charges	14,877	13,934
Intangible assets, net	488	1,431
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	13,384	13,384
Accumulated amortization and impairment charges	9,092	8,202
Intangible assets, net	$ 373	1,263
Weighted average amortization period	4 years 8 months 26 days
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 1,981	1,981
Accumulated amortization and impairment charges	1,663	1,610
Intangible assets, net	$ 115	$ 168
Weighted average amortization period	5 years 10 months 3 days